Note 4 - Accumulated Other Comprehensive (Loss) Income - Changes in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Balance beginning of the year		$ 44,793
Total other comprehensive income (loss)		14	$ (47)
Balance end of the year		48,491	44,793
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-Sale, Parent [Member]
Balance beginning of the year	[1]	(24)	23
Other comprehensive income (loss) before reclassifications	[1]	14	(47)
Amount reclassified from accumulated other comprehensive income (loss)	[1]	0	0
Total other comprehensive income (loss)	[1]	14	(47)
Balance end of the year	[1]	$ (10)	$ (24)

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.